Long-term debt (Narrative) (Details) - Revolving credit facility [Member] $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Revolving credit facility, available balance	$ 650	$ 550
Accordion feature	$ 200	$ 200